Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6.	Commitments and Contingencies
Lease
The Company executed a noncancelable operating lease for approximately 9,091 square feet of office space in Hayward, California in November 2021 as its headquarters. The lease expires in
October 2025
and there is
no option to renew
for an additional term. The Company is obligated to pay, on a pro-rata
basis, real estate taxes and operating costs related to the premises. Upon lease execution, the Company evaluated the lease and determined it should be capitalized as an operating lease. As there was no interest rate implicit in the lease, the Company estimated the incremental borrowing rate at 6% based on the rate available under its revolving credit line, as well as an assessment of the Company’s risk based on its financial position at the time and its potential to obtain a collateralized loan for a period similar to the lease term.

The lease costs for the years ended December 31, 2023 and 2022 are as follows (in thousands):

	December 31, 2023	December 31, 2022
Operating lease cost	$201	$201
Short term lease cost	21	22

Total lease cost	$222	$223

Amounts reported in the balance sheet for leases where the Company is the lessee as of December 31, 2023 are as follows (in thousands):

Right-of-use assets, operating lease	$349

Operating lease liabilities, current	$193
Operating lease liabilities, non-current	176

Total operating lease liabilities	$369

Remaining lease term (in years)	1.75
Discount rate	6.0%
Cash paid for amounts included in the measurement of operating lease liabilities were $206 thousand and $189,000 for the years ended December 31, 2023 and 2022, respectively, which is included in operating activities in the statements of cash flow.
Future minimum lease payments remaining as of December 31, 2023 under the operating lease by fiscal year are as follows (in thousands):

Fiscal Year
2024	210
2025	178

Total minimum lease payments	388
Less imputed interest	(19)

Present value of lease payments	$369

ALOM Fulfillment Service Agreement
On November 25, 2022, the Company entered into a Fulfillment Services Agreement (the “ALOM Agreement”), with ALOM Technologies Corporation (“ALOM”). Pursuant to the ALOM Agreement, commencing on November 28, 2022, ALOM began providing, on a non-exclusive
basis, certain assembly, procurement, storage, returns, and fulfillment services to our end customers and retailers within the United States
. During the term of the ALOM Agreement, ALOM shall provide the services in accordance with purchase orders issued by us from time to time. The consideration payable by us to ALOM for services rendered under the ALOM Agreement will be calculated and invoiced based on fixed hourly rates and fixed unit pricing, as applicable, subject to certain exceptions; provided that, commencing
April 1, 2023
, we became subject to $
25
 thousand minimum monthly purchase requirement. The ALOM Agreement has a three-year
initial term, with automatic annual renewals, and may be terminated for convenience by either party upon sixty days
written notice to the other party. Subsequent to the year ended December 31, 2023, the ALOM Agreement was amended to waive hourly account management charges and minimum monthly purchase requirements for the period from January 2024 through June 2024, and to extend the initial term of the agreement to
December 31, 2024
.

Contingencies
From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of its business activities. The Company accrues a liability for such matters when future expenditures are probable and such expenditures can be reasonably estimated. The Company recorded no liabilities for contingent matters as of December 31, 2023.